UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GoldenTree Asset Management, LP
Address: 300 Park Avenue
         21st Floor
         New York, New York  10022

13F File Number:  28-10632

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George Travers
Title:     Chief Compliance Officer
Phone:     212-847-3549

Signature, Place, and Date of Signing:

     George Travers     New York, NY     February 13, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     10

Form13F Information Table Value Total:     $118,052 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A H BELO CORP                  COM CL A         001282102     2381  1092258 SH       SOLE                  1092258        0        0
AMERICREDIT CORP               COM              03060R101       86    11197 SH       SOLE                    11197        0        0
BELO CORP                      COM SER A        080555105     5321  3410624 SH       SOLE                  3410624        0        0
CARE INVESTMENT TRUST INC      COM              141657106    33968  4360454 SH       SOLE                  4360454        0        0
CHEMTURA CORP                  COM              163893100    12363  8830504 SH       SOLE                  8830504        0        0
GENERAL MTRS CORP              SENIOR DEBEN D   370442691     8250  1000000 SH       SOLE                  1000000        0        0
HARTE-HANKS INC                COM              416196103     7087  1135681 SH       SOLE                  1135681        0        0
LIBERTY GLOBAL INC             COM SER C        530555309    25487  1679001 SH       SOLE                  1679001        0        0
LIBERTY GLOBAL INC             COM SER A        530555101     7918   497363 SH       SOLE                   497363        0        0
PROSHARES TR                   PSHS REAL ESTAT  74347R552    15191   299569 SH       SOLE                   299569        0        0